PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposits, raw material inventory	$ 9,014	$ 8,759
Deposits, leases and equipment	1,917	2,707
Prepaid expenses	5,029	964
Restricted short-term investments	301	100
Prepaid expenses and other current assets	$ 16,261	$ 12,530